Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance	$ 166,841,165		$ 165,924,980	$ 155,691,394
Exchange differences arising on translating foreign operations	(5,287,734)	$ (178,399)	(6,445,643)	(63,509)
Share of exchange difference of associates and joint venture accounted for using the equity method	264,389	8,920	(871,679)	(4,832)
Ending balance	201,310,187	6,791,842	166,841,165	165,924,980
Exchange differences on translating foreign operations [member]
Beginning balance	(1,643,623)	(55,453)	4,492,671	4,540,862
Exchange differences arising on translating foreign operations	(4,952,815)	(167,099)	(5,843,856)	11,459
Share of exchange difference of associates and joint venture accounted for using the equity method	(137,221)	(4,630)	(292,438)	(59,650)
Ending balance	$ (6,733,659)	$ (227,182)	$ (1,643,623)	$ 4,492,671